Related Party Transactions Disclosure of related party (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of related party [Abstract]
Disclosure of information about key management personnel
The remuneration of directors and other members of key management personnel during the year were as follows:

	2018	2017
Short-term benefits	$13,863	$10,175
Share-based payments	2,446	2,235
	$16,309	$12,410